INVENTORIES (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Inventories and allowance for obsolescence of inventories
Inventories	$ 3,115	$ 5,618
Gross value
Inventories and allowance for obsolescence of inventories
Inventories	3,438	6,001
Gross value | Mobile handsets and others
Inventories and allowance for obsolescence of inventories
Inventories	2,539	4,107
Gross value | Inventories for construction projects
Inventories and allowance for obsolescence of inventories
Inventories	899	1,894
Allowance for obsolescence of inventories
Inventories and allowance for obsolescence of inventories
Inventories	$ (323)	$ (383)	$ (478)